Segment Information - Reconciliation of Goodwill and Intangible Assets from Segments to Consolidated (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Total Goodwill and intangible assets, net	$ 6,284	$ 6,351
Dow Jones
Segment Reporting Information [Line Items]
Total Goodwill and intangible assets, net	3,248	3,298
Digital Real Estate Services
Segment Reporting Information [Line Items]
Total Goodwill and intangible assets, net	1,828	1,779
Book Publishing
Segment Reporting Information [Line Items]
Total Goodwill and intangible assets, net	914	958
News Media
Segment Reporting Information [Line Items]
Total Goodwill and intangible assets, net	294	316
Other
Segment Reporting Information [Line Items]
Total Goodwill and intangible assets, net	$ 0	$ 0